NATIONWIDE

VARIABLE

ACCOUNT-3

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
U.S. Real Estate Portfolio - Class I (MSVRE)
41,024 shares (cost $614,389)	$416,394
VaNVIT Money Market Fund - Class IV (SAM4)
3,307,922 shares (cost $3,307,922)	3,307,922
Government Portfolio - Class I (ACG)
220,888 shares (cost $2,034,455)	1,937,184
Van Kampen Life Investment Trust - Capital Growth Portfolio - Class I (ACEG)
30,033 shares (cost $720,353)	852,035

Total Investments	6,513,535

Accounts Receivable	62,718
Total Assets	6,576,253

$6,576,253

Contract Owners’ Equity:
Accumulation units	6,505,376
Contracts in payout (annuitization) period	70,877

Total Contract Owners’ Equity (note 5)	$6,576,253

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-3

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	MSVRE	SAM4	ACG	ACMM	ACEG	ACE

Reinvested dividends	$219,136	11,999	-	135,122	300	843	70,872
Mortality and expense risk charges (note 2)	(98,099)	(4,698)	(1,608)	(26,615)	(39,695)	(8,140)	(17,343)

Net investment income (loss)	121,037	7,301	(1,608)	108,507	(39,395)	(7,297)	53,529

Realized gain (loss) on investments	(1,825,705)	(123,239)	-	(23,941)	-	(3,400)	(1,675,125)
Change in unrealized gain (loss) on investments	2,116,046	235,047	-	(90,141)	-	323,999	1,647,141

Net gain (loss) on investments	290,341	111,808	-	(114,082)	-	320,599	(27,984)

Reinvested capital gains	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$411,378	119,109	(1,608)	(5,575)	(39,395)	313,302	25,545

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		MSVRE		SAM4		ACG
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$121,037	61,638	7,301	8,942	(1,608)	-	108,507	69,765
Realized gain (loss) on investments	(1,825,705)	84,341	(123,239)	111,079	-	-	(23,941)	(6,641)
Change in unrealized gain (loss) on investments	2,116,046	(5,198,804)	235,047	(529,387)	-	-	(90,141)	(55,861)
Reinvested capital gains	-	188,554	-	188,554	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	411,378	(4,864,271)	119,109	(220,812)	(1,608)	-	(5,575)	7,263

Equity transactions:
Purchase payments received from contract owners (note 3)	7,465	377,553	14	171	(24)	-	4,312	98,326
Transfers between funds	-	-	54,433	(301,475)	3,505,089	-	157,408	152,700
Redemptions (note 3)	(2,438,078)	(2,588,591)	(81,424)	(25,443)	(104,477)	-	(268,354)	(546,605)
Annuity benefits	(3,518)	(35,543)	-	-	-	-	(2,133)	(2,161)
Contract maintenance charges (note 2)	(10,600)	(12,272)	(321)	(395)	(207)	-	(1,761)	(1,842)
Contingent deferred sales charges (note 2)	(693)	(2,934)	-	(268)	-	-	(23)	(304)
Adjustments to maintain reserves	(28,184)	447	(10)	22	(28,198)	-	144	(26)

Net equity transactions	(2,473,608)	(2,261,340)	(27,308)	(327,388)	3,372,183	-	(110,407)	(299,912)

Net change in contract owners’ equity	(2,062,230)	(7,125,611)	91,801	(548,200)	3,370,575	-	(115,982)	(292,649)
Contract owners’ equity beginning of period	8,638,483	15,764,094	324,583	872,783	-	-	2,053,254	2,345,903

Contract owners’ equity end of period	$6,576,253	8,638,483	416,384	324,583	3,370,575	-	1,937,272	2,053,254

CHANGES IN UNITS:
Beginning units	361,671	424,935	11,256	18,552	-	-	85,174	97,760
Units purchased	583,853	47,580	3,052	532	343,076	-	7,604	11,895
Units redeemed	(486,526)	(110,844)	(2,910)	(7,828)	(11,916)	-	(12,084)	(24,481)

Ending units	458,998	361,671	11,398	11,256	331,160	-	80,694	85,174

(Continued)

NATIONWIDE VARIABLE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACMM		ACEG		ACE
	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(39,395)	6,535	(7,297)	(6,102)	53,529	(17,502)
Realized gain (loss) on investments	-	-	(3,400)	(27,729)	(1,675,125)	7,632
Change in unrealized gain (loss) on investments	-	-	323,999	(447,846)	1,647,141	(4,165,710)
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,395)	6,535	313,302	(481,677)	25,545	(4,175,580)

Equity transactions:
Purchase payments received from contract owners (note 3)	808	95,115	2,059	23,871	296	160,070
Transfers between funds	106,937	367,739	279,601	(19,958)	(4,103,468)	(199,006)
Redemptions (note 3)	(1,145,763)	(241,449)	(145,509)	(253,197)	(692,551)	(1,521,897)
Annuity benefits	(1,006)	(32,187)	-	-	(379)	(1,195)
Contract maintenance charges (note 2)	(4,603)	(723)	(1,092)	(855)	(2,616)	(8,457)
Contingent deferred sales charges (note 2)	(184)	(464)	(190)	(437)	(296)	(1,461)
Adjustments to maintain reserves	3,018	467	-	9	(3,138)	(25)

Net equity transactions	(1,040,793)	188,498	134,869	(250,567)	(4,802,152)	(1,571,971)

Net change in contract owners’ equity	(1,080,188)	195,033	448,171	(732,244)	(4,776,607)	(5,747,551)
Contract owners’ equity beginning of period	1,080,188	885,155	403,851	1,136,095	4,776,607	10,524,158

Contract owners’ equity end of period	$-	1,080,188	852,022	403,851	-	4,776,607

CHANGES IN UNITS:
Beginning units	54,647	42,481	27,772	39,335	182,822	226,807
Units purchased	214,609	27,118	15,210	2,995	302	5,040
Units redeemed	(269,256)	(14,952)	(7,236)	(14,558)	(183,124)	(49,025)

Ending units	-	54,647	35,746	27,772	-	182,822

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policy

(a) Organization and Nature of Operations

Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

MORGAN STANLEY

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

VaNVIT Money Market Fund - Class IV (SAM4)

Portfolios of the Van Kampen Life Investment Trust

Government Portfolio - Class I (ACG)

Money Market Portfolio - Class I (ACMM)*

Van Kampen Life Investment Trust - Capital Growth Portfolio - Class I (ACEG)

Z CLOSED FUNDS

Life Investment Trust - Enterprise Portfolio - Class I (obsolete) (ACE)*

*	At December 31, 2009, contract owners were not invested in the above funds.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from the contract owners’ contract value a contingent deferred sales charge, not to exceed 6% (3% after 3 years) of the lesser of purchase payments or the amount redeemed. After the purchase payment has been held in the contract for 6 years, the charge is 0%. For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or amounts redeemed, such charge declining 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The following additional contract charges are deducted by the Company: (a) a contract maintenance charge of up to $35, dependent upon contract type and issue date (up to $30, dependent upon contract type and issue date, for contracts issued in the State of New York), which is satisfied by redeeming units; and (b) a mortality and expense risk charge assessed through a reduction of the unit values equal to an annualized rate of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $4,774 and $40,900, respectively, and total transfers from the Account to the fixed account were $948,519 and $250,337, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments		$6,513,535		$6,513,535

Accounts Receivable of $62,718 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
U.S. Real Estate Portfolio - Class I (MSVRE)	$77,523	$220,765
VaNVIT Money Market Fund - Class IV (SAM4)	3,408,876	100,954
Government Portfolio - Class I (ACG)	302,094	328,036
Money Market Portfolio - Class I (ACMM)	3,852,670	4,933,310
Van Kampen Life Investment Trust - Capital Growth Portfolio - Class I (ACEG)	289,355	165,188
Life Investment Trust - Enterprise Portfolio - Class I (obsolete) (ACE)	70,872	6,494,635

Total	$8,001,390	$12,242,888

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****

U.S. Real Estate Portfolio - Class I (MSVRE)
2009	1.30%	11,398	$36.531307	$416,384	3.37%	26.68%
2008	1.30%	11,256	28.836441	324,583	2.67%	-38.70%
2007	1.30%	18,552	47.045238	872,783	1.27%	-18.16%
2006	1.30%	22,510	57.481093	1,293,899	1.02%	36.26%
2005	1.30%	26,554	42.185723	1,120,200	1.15%	15.53%
VaNVIT Money Market Fund - Class IV (SAM4)
2009	1.30%	331,160	9.988893	3,307,922	0.00%	-0.11%	12/18/2009
Government Portfolio - Class I (ACG)
2009	1.30%	80,694	23.905717	1,929,048	6.60%	-0.34%
2008	1.30%	85,174	23.986338	2,043,012	4.47%	0.49%
2007	1.30%	97,760	23.869985	2,333,530	4.81%	5.93%
2006	1.30%	120,099	22.533616	2,706,265	4.82%	2.00%
2005	1.30%	150,875	22.092041	3,333,137	4.19%	2.20%
Money Market Portfolio - Class I (ACMM)
2008	1.30%	54,647	18.126198	990,542	1.93%	0.69%
2007	1.30%	42,481	18.001324	764,714	4.84%	3.34%
2006	1.30%	55,779	17.418676	971,596	4.77%	3.07%
2005	1.30%	76,776	16.899726	1,297,493	2.69%	1.34%
Van Kampen Life Investment Trust - Capital Growth Portfolio - Class I (ACEG)
2009	1.30%	35,746	23.835445	852,022	0.14%	63.91%
2008	1.30%	27,772	14.541654	403,851	0.54%	-49.65%
2007	1.30%	39,335	28.882550	1,136,095	0.05%	15.43%
2006	1.30%	54,128	25.021064	1,354,340	0.00%	1.52%
2005	1.30%	57,839	24.645874	1,425,493	0.26%	6.53%
Life Investment Trust - Enterprise Portfolio - Class I (obsolete) (ACE)
2008	1.30%	182,822	26.106628	4,772,866	1.08%	-43.69%
2007	1.30%	226,807	46.365756	10,516,078	0.43%	11.21%
2006	1.30%	285,734	41.692644	11,913,006	0.44%	5.69%
2005	1.30%	331,998	39.447958	13,096,643	0.72%	6.75%

2009	Reserves for annuity contracts in payout phase:				70,877
2009	Contract owners equity:				$6,576,253
2008	Reserves for annuity contracts in payout phase:				103,629
2008	Contract owners equity:				$8,638,483
2007	Reserves for annuity contracts in payout phase:				140,894
2007	Contract owners equity:				$15,764,094
2006	Reserves for annuity contracts in payout phase:				28,271
2006	Contract owners equity:				$18,267,377
2005	Reserves for annuity contracts in payout phase:				30,094
2005	Contract owners equity:				$20,303,060
*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit value. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.
****	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-3:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-3 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010